Basis of presentation and accounting policies	12 Months Ended
Dec. 31, 2021
Basis of presentation and accounting policies
Basis of presentation and accounting policies

2  Basis of presentation and accounting policies

A. Summary of significant accounting policies

The principal accounting policies applied in the preparation of these Consolidated Financial Statements are set out below. These policies have been consistently applied to all the periods presented, unless otherwise stated.

Basis of preparation

The Group’s Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) of the International Accounting Standards Board (“IASB”) and the Interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”) applicable to companies reporting under IFRS. The Consolidated Financial Statements comply with IFRS as issued by the IASB.

Presentation in the consolidated statement of financial position differentiates between current and non-current assets and liabilities. Assets and liabilities are regarded as current if they mature within one year or within the normal business cycle of the Group, or are held for sale.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the Consolidated Financial Statements are disclosed in Note 2.X.

Several balance sheet consolidated statements of financial position and consolidated statement of income items have been combined in the interests of clarity. These items are stated and explained separately in the notes to the Consolidated Financial Statements. The statement of income is structured according to the function of expense method (nature of the expenses is classified in notes).

These Consolidated Financial Statements are presented in thousands of U.S. dollars unless otherwise stated. All amounts are rounded off to thousands of U.S. dollars unless otherwise stated. As such, insignificant rounding differences may occur. A dash (“—”) indicates that no data was reported for a specific line item in the relevant financial year or period or when the pertinent figure, after rounding, amounts to nil.

The fiscal year begins on January 1 and ends on December 31.

The Company´s registered office address is 4, rue de la Grève, Luxembourg.

New and amended standards adopted by the Group

The Group has adopted the following standards and interpretations that become applicable for annual period commencing on or after January 1, 2021:

-	Interest Rate Benchmark Reform – Phase 2 – amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16.
-	Covid-19-related Rent Concessions – amendments to IFRS 16.

2 Basis of presentation and accounting policies (Cont.)

A.       Summary of significant accounting policies (Cont.)

New and amended standards adopted by the Group(Cont.)

The amendments listed above did not have any impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods.

During the year ended December 31, 2020, the Group has applied the following standards and amendments for the first time for their annual reporting period commencing on January 1, 2020:

-	Definition of Material – amendments to IAS 1 and IAS 8.
-	Definition of a Business – amendments to IFRS 3.
-	Revised Conceptual Framework for Financial Reporting.
-	Interest Rate Benchmark Reform – amendments to IFRS 7, IFRS 9 and IAS 39.
-	Covid-19-related Rent Concessions – amendments to IFRS 16. Effective for annual reporting periods beginning on or after June 1, 2020. Early application is permitted.

New and amended standards not yet adopted for CAAP

Certain new accounting standards and interpretations which have been published but the application of which are not mandatory for December 31, 2021 reporting periods have not been early adopted by the Group. These standards are not expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.

B        Group accounting policies

(1)  Subsidiaries and transactions with non-controlling interests

Subsidiaries are all entities over which the Group has control. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is exercised by the Company and are no longer consolidated from the date control ceases.

The acquisition method is used to account for the business combinations. The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred or assumed at the date of exchange, and the equity interest issued by the Group. Acquisition-related costs are expensed as incurred. Identifiable assets acquired, liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.

Any non-controlling interest in the acquiree is measured either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net assets. Accounting treatment is applied on an acquisition by acquisition basis.

The excess of the aggregate of the consideration transferred and the amount of any non-controlling interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill. If this consideration is lower than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the Consolidated Statement of Income.

2 Basis of presentation and accounting policies (Cont.)

B        Group accounting policies (Cont.)

(1)  Subsidiaries and transactions with non-controlling interests (Cont.)

Transactions with non-controlling interests that do not result in a loss of control are accounted as equity transactions with owners of the Company. For purchases from non-controlling interests, the difference between any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is recorded in equity. Gains or losses on disposals to non-controlling interests are also recorded in equity. Material inter-company transactions, balances and unrealized gains and losses have been eliminated in consolidation. However, financial gains and losses from intercompany transactions may arise when the subsidiaries have different functional currencies. These financial gains and losses are included in the Consolidated Statement of Income under Financial income and Financial loss.

(2)   Associates

Associates are all entities over which the Group has significant influence but not control, generally accompanying a shareholding of between 20% and 50% of the voting rights. Investments in associates are accounted for by the equity method of accounting and are initially recognized at cost, and the carrying amount is increased or decreased to recognize the investor`s share of profit or loss of the investee after the date of acquisition. Dividends received or receivable from associates are recognized as a reduction in the carrying amount of the investment. The Company’s investment in associates includes goodwill identified on acquisition, net of any accumulated impairment loss.

Where the group’s share of losses in an equity-accounted investment equals or exceeds its interest in the entity, including any other unsecured long-term receivables, the group does not recognize further losses, unless it has incurred obligations or made payments on behalf of the other entity.

Accounting policies of associates have been adjusted where necessary to ensure consistency with the policies adopted by the Group. The Company’s pro-rata share of earnings in associates is recorded in the Consolidated Statement of Income under Share of loss in associates and Share of other comprehensive (loss) / income from associates. The Company’s pro-rata share of changes in other reserves is recognized in the Consolidated Statement of Changes in Equity under Other Reserves.

2 Basis of presentation and accounting policies (Cont.)

B        Group accounting policies (Cont.)

(3)    List of Subsidiaries

Detailed below are the subsidiaries of the Company which have been consolidated in these Consolidated Financial Statements. The percentage of ownership refers to the direct and indirect ownership of CAAP in their subsidiaries at each period-end.

Holdings companies

				Percentage of ownership at
	Country of			December 31,
Company	incorporation	Local currency	Main activity	2021	2020	2019
Abafor S.A.	Uruguay	Uruguayan pesos	Holding company	100%	100.00%	100.00%
ACI Airport Sudamérica S.A.U.	Spain	Euros	Holding company	100%	100%	100%
ACI Airports Italia S.A.U.	Spain	Euros	Holding company	100%	100.00%	100.00%
America International Airports LLC (“AIA”) (1)	USA	U.S. dollars	Holding company	100%	100.00%	100.00%
Cargo & Logistics S.A. (1) (7)	Argentina	Argentine pesos	Holding company	82.1%	81.81%	81.49%
Cedicor S.A.	Uruguay	Uruguayan pesos	Holding company	100%	100%	100%
Cerealsur S.A.	Uruguay	Uruguayan pesos	Holding company	100%	100%	100.00%
Corporación Aeroportuaria S.A.	Argentina	Argentine pesos	Holding company	99.98%	99.98%	99.98%
Corporación América Italia S.p.A.	Italy	Euros	Holding company	75%	75%	75.00%
Corporación América S.A. (7)	Argentina	Argentine pesos	Holding company	96.18%	95.8%	95.37%
Corporación América Sudamericana S.A. (7)	Panamá	U.S. dollars	Holding company	95.5%	95.12%	94.69%
DICASA Spain S.A.U. (1)	Spain	Euros	Holding company	100%	100%	100.00%
Inframérica Participaçoes S.A. (1)	Brazil	Brazilian real	Holding company	99.97%	99.97%	99.97%
Yokelet S.L.	Spain	Euros	Holding company	100%	100%	100.00%

(1) These companies do not have relevant net assets other than the share of ownership in the operating companies included in the table below.

2 Basis of presentation and accounting policies (Cont.)

B        Group accounting policies (Cont.)

(3)    List of Subsidiaries (Cont.)

Operating companies

				Percentage of ownership at
	Country of			December 31,
Company	incorporation	Local currency	Main activity	2021	2020	2019
ACI do Brasil S.A.	Brazil	Brazilian real	Service company	99.99%	99.99%	99.99%
Aerocombustibles Argentinos S.A. (7)	Argentina	Argentine pesos	Fueling company	93.78%	93.4%	92.98%
Aeropuerto de Bahía Blanca S.A. (7)	Argentina	Argentine pesos	Airports Operation	81.75%	81.43%	81.06%
Aeropuertos Argentina 2000 S.A.(“AA2000”) (2) (7)	Argentina	Argentine pesos	Airports Operation	81.91%	81.62%	81.29%
Aeropuertos del Neuquén S.A. (7)	Argentina	Argentine pesos	Airports Operation	74.73%	74.44%	74.1%
Armenia International Airports C.J.S.C. (8)	Armenia	Dram	Airports Operation	100%	100%	100%
CAAirports International Services S.A. (formerly Caminos Viales S.A.)	Uruguay	Uruguayan pesos	Service company	100%	100%	100%
Consorcio Aeropuertos Internacionales S.A.	Uruguay	Uruguayan pesos	Airports Operation	100%	100%	100%
Enarsa Aeropuertos S.A. (7)	Argentina	Argentine pesos	Fuel plants	76.95%	76.64%	76.29%
Inframérica Concessionária do Aeroporto de Brasilia S.A. (“ICAB”) (9)	Brazil	Brazilian real	Airports Operation	50.99%	50.98%	50.98%
Inframérica Concessionária do Aeroporto de São Gonçalo do Amarante S.A. (“ICASGA”)	Brazil	Brazilian real	Airports Operation	99.98%	99.98%	99.98%
Paoletti América S.A. (3) (7)	Argentina	Argentine pesos	Service company	40.95%	40.81%	40.65%
Puerta del Sur S.A.	Uruguay	Uruguayan pesos	Airports Operation	100%	100%	100%
Servicios y Tecnología Aeroportuaria S.A. (7)	Argentina	Argentine pesos	Service company	82.01%	81.72%	81.39%
TCU S.A.	Uruguay	Uruguayan pesos	Service company	100%	100%	100%
Terminal Aeroportuaria Guayaquil S.A. (“TAGSA”) (4)	Ecuador	U.S. dollars	Airports Operation	49.99%	49.99%	49.99%
Texelrío S.A. (7)	Argentina	Argentine pesos	Service company	57.34%	57.13%	56.91%
Toscana Aeroporti S.p.A. (5) (6)	Italy	Euros	Airports Operation	46.71%	46.71%	46.71%
Villalonga Furlong S.A. (7)	Argentina	Argentine pesos	Service company	82.12%	81.83%	81.5%

(2) Includes a 9.35% direct interest of Cedicor S.A. in AA2000, acquired by Cedicor S.A. in 2011. This participation was subject to the authorization by the Argentine National Airports Regulator (Organismo Regulador del Sistema Nacional de Aeropuertos, the “ORSNA”) pursuant to section 7.2 of the Argentine Concession Agreement. As of September 22, 2020, the ORSNA approved the aforementioned transaction.

(3) The Group has control over this company based on having majority representation in the board, power to direct the process of setting of financial and operating policies and execute the operational management of such Company.

(4) The Group has control over this company based on having power to direct the process of setting of financial and operating policies and execute the operational management of such Company.

(5) The Group has control over this company based on having a majority stake in Corporación América Italia S.p.A. that has 62.28% of ownership of Toscana Aeroporti S.p.A., power to direct the process of setting of financial and operating policies and execute the operational management of such Company.

2 Basis of presentation and accounting policies (Cont.)

B        Group accounting policies (Cont.)

(3)    List of Subsidiaries (Cont.)

(6) The Group Toscana Aeroporti S.p.A. has control over the following companies: Jet Fuel Co. S.r.l., Parching Peretola S.r.l., Toscana Aeroporti Engineering S.r.l., Toscana Aeroporti Handling S.r.l. and Toscana Aeroporti Construzioni S.r.l.

(7) On November 24, 2020 and December 16, 2021, Cedicor S.A.’s contributions in Corporación América S.A. were capitalized increasing its participation from 95.37% to 95.80% in 2020 and from 95.80% to 96.18% in 2021.

(8) In December 2020, 100% of the share capital of Armenia International Airports C.J.S.C. was transferred from AIA to CAAP pursuant to a Share Transfer Agreement duly registered in Armenia.

(9) During 2021 CAAP made contributions in Inframérica Participaçoes S.A. increasing indirectly its participation in ICAB from 50.98% in 2020 to 50.99% in 2021.

Summarized financial information in respect of each of the Group´s subsidiaries that has most significant non-controlling interests is set below. The summarized financial information below represents amounts before intragroup elimination.

	Toscana Aeroporti S.p.A.
	December 31,	December 31,
	2021	2020
Non-current assets	274,947	274,620
Current assets	101,116	132,706
Total assets	376,063	407,326
Non-current liabilities	141,898	158,523
Current liabilities	117,933	117,787
Total liabilities	259,831	276,310
Equity	116,232	131,016
Revenue	70,469	58,318
Gross loss	(12,681)	(13,845)
Operating loss	(12,182)	(16,296)
Financial results	(3,061)	(1,530)
Share of income in associates	91	115
Income tax	8,704	3,599
Net loss	(6,448)	(14,112)
Other comprehensive (loss) / income for the year	(8,978)	10,862
Total comprehensive loss for the year	(15,426)	(3,250)

Increase/(Decrease) in cash
Used in operating activities	(13,249)	(45,775)
Used in investing activities	(4,909)	(3,404)
(Used in) / provided by financing activities	(8,522)	117,011

2 Basis of presentation and accounting policies (Cont.)

B        Group accounting policies (Cont.)

(3)    List of Subsidiaries (Cont.)

	Terminal Aeroportuaria de
	Guayaquil S.A.
	December 31,	December 31,
	2021	2020
Non-current assets	57,798	64,580
Current assets	43,357	30,209
Total assets	101,155	94,789
Non-current liabilities	20,051	25,451
Current liabilities	35,749	27,544
Total liabilities	55,800	52,995
Equity	45,355	41,794
Revenue	65,155	49,741
Gross profit	20,784	6,988
Operating income / (loss)	9,150	(3,728)
Financial results	(1,413)	(1,514)
Income tax	(971)	(42)
Net income / (loss)	6,766	(5,284)
Other comprehensive loss for the year	(205)	(11)
Total comprehensive income / (loss) for the year	6,561	(5,295)
Dividends paid	(3,000)	-

Increase/(Decrease) in cash
Provided by / (used in) operating activities	21,877	(24,544)
Used in investing activities	(20,076)	(1,861)
(Used in) / provided by financing activities	(10,245)	7,510

2 Basis of presentation and accounting policies (Cont.)

B        Group accounting policies (Cont.)

(3)    List of Subsidiaries (Cont.)

	Inframérica Concessionária do
	Aeroporto de Brasília S.A.
	December 31,	December 31,
	2021	2020
Non-current assets	641,422	722,342
Current assets	28,951	25,667
Total assets	670,373	748,009
Non-current liabilities	586,362	798,374
Current liabilities	314,662	94,065
Total liabilities	901,024	892,439
Equity	(230,651)	(144,430)
Revenue	51,706	44,827
Gross profit / (loss)	1,909	(6,046)
Operating income	11,702	13,796
Financial results	(124,815)	(88,051)
Income tax	(9,320)	(46,839)
Net loss	(122,433)	(121,094)
Other comprehensive income for the year	14,898	6,122
Total comprehensive loss for the year	(107,535)	(114,972)

Increase / (decrease) in cash
(Used in) / provided by operating activities	(585)	9,721
Used in investing activities	(459)	(173)
Provided by / (used in) financing activities	457	(12,690)

2 Basis of presentation and accounting policies (Cont.)

B        Group accounting policies (Cont.)

(3)    List of Subsidiaries (Cont.)

	Aeropuertos Argentina 2000 S.A.
	December 31,	December 31,
	2021	2020
Non-current assets	1,387,949	1,163,738
Current assets	230,607	143,638
Total assets	1,618,556	1,307,376
Non-current liabilities	684,043	509,114
Current liabilities	279,138	268,403
Total liabilities	963,181	777,517
Equity	655,375	529,859
Revenue	362,128	348,904
Gross profit / (loss)	37,846	(23,616)
Operating loss	(6,949)	(57,447)
Financial results	61,322	(84,231)
Income tax	(54,396)	51,493
Net loss	(23)	(90,185)
Other comprehensive income / (loss) for the year	125,333	(19,832)
Total comprehensive income / (loss) for the year	125,310	(110,017)
Dividends paid	-	(578)

Increase / (decrease) in cash
Provided by operating activities	62,937	61,760
Provided by / (used in) investing activities	11,516	(21,926)
Provided by / (used in) financing activities	31,455	(3,325)

(4)	Discontinued operations

A discontinued operation is a component of the entity that has been disposed and that represents a separate major line of business or geographical area of operations, is part of a single coordinated plan to dispose of such a line of business or area of operations, or is a subsidiary acquired exclusively with a view to resale. The results of discontinued operations are presented separately in the Consolidated Statement of Income and Consolidates Statement of Comprehensive Income.

2 Basis of presentation and accounting policies (Cont.)

C        Foreign currency translation

(1)     Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’).

The Consolidated Financial Statements are presented in U.S. dollars, which is the Company’s functional currency and the Group´s presentation currency.

(2)     Transactions in currencies other than the functional currency

Transactions in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or valuations where items are re-measured.

At the end of each reporting period: (i) monetary items denominated in currencies other than the functional currency are translated using the closing rates; (ii) non-monetary items that are measured in terms of historical cost in a currency other than the functional currency are translated using the exchange rates prevailing at the date of the transactions; and (iii) non-monetary items that are measured at fair value in a currency other than the functional currency are translated using the exchange rates prevailing at the date when the fair value was determined. If such transactions occurred in a company applying IAS 29, after the above-mentioned translation, transactions are re-expressed in terms of the measuring unit current at the end of the reporting period.

Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in currencies other than the functional currency are recorded as follows:

-	Exchange differences arising from foreign currency loans are recognized on a net aggregate basis in the Financial loss line of the Consolidated Statement of Income.
-	Other exchange differences are recognized on a net aggregate basis in Financial income or Financial loss in the Consolidated Income Statement, depending on whether they are gains or losses at net level.

Foreign exchange gains and losses derived from the net monetary position in subsidiaries applying IAS 29 are presented in real (inflation-adjusted) terms.

(3)     Translation of financial information in currencies other than the Company’s functional currency

Income and expenses of the subsidiaries whose functional currencies are not the U.S. dollar and are not in a hyperinflationary economy, are translated into U.S. dollars at average exchange rates. Assets and liabilities for each balance sheet presented are translated at the balance sheet date exchange rates.

All figures (income, expenses, assets and liabilities) of the subsidiaries whose functional currencies are the one of a hyperinflationary economy, are translated into U.S. dollars at the balance sheet date exchange rates, considering that all items are expressed in terms of the measuring unit current at the end of the reporting period.

Translation differences are recognized in the Consolidated Statement of Comprehensive Income as “Currency translation adjustment”. As of December 31, 2021, 2020 and 2019, the Company recognized a translation income/(loss) of USD 138.6 million, USD (32.6) million and USD (24.8) million, respectively, arising from the translation of the investments in Argentina, Brazil, Italia and Armenia. In the case of a sale or other disposal of any of such subsidiaries, any cumulative translation difference would be recognized in the Statement of Income as a gain or loss from the sale of such subsidiary.

2 Basis of presentation and accounting policies (Cont.)

D        Intangible assets

(1)     Concession Assets

The Group, through its subsidiaries has been awarded the concession for the administration and operation of the following airports:

-	Puerta del Sur S.A. (“PDS”) and Consorcio Aeropuertos Internacionales S.A. (“C.A.I.S.A.”), of major airports in Uruguay (Montevideo and Punta del Este) as well as 6 six regional airports under the concession of PDS.
-	Toscana Aeroporti S.p.A. (“TA”) a merger of Aeroporto di Firenze S.p.A. (“ADF”) and Società Aeroporto Toscano Galileo Galilei S.p.A. (“SAT”) of Florence and Pisa airports, respectively.
-	Inframérica Concessionária do Aeroporto de Brasilia S.A. and Inframérica Concessionária do Aeroporto de São Gonçalo do Amarante S.A. of Brasilia and São Gonçalo do Amarante airports, respectively.
-	Terminal Aeroportuaria de Guayaquil S.A. (TAGSA) of Guayaquil airport, “José Joaquin de Olmedo”.
-	Aeropuertos Argentina 2000 S.A. of 35 airports in Argentina.
-	Aeropuerto de Bahía Blanca S.A. of Bahía Blanca airport in Argentina.
-	Aeropuertos del Neuquén S.A. of Neuquén airport in Argentina.
-	Armenia International Airports C.J.S.C. of the “Zvartnots” International Airport of Yerevan and Shirak Airport, Republic of Armenia.

The concession agreements are accounted for in accordance with the principles included in IFRIC 12 “Service Concession Arrangements”. The Group recognized an intangible asset for:

a)	Fixed fees payables as the result of the acquisition of the right (license) to charge users for the service of airport concession (see Note 23),
b)	Right to obtain benefits for services provided using the assets built under the concession contracts.

Acquisitions correspond, according to the terms of the Concession contract, to the improvements of existing infrastructure assets to increase their useful life or capacity, or the construction of new infrastructure assets.

General and specific borrowing costs, attributable to the acquisition, construction or production of assets that necessarily take a substantial period to get ready for their intended use, rental or sale are added to the cost of such assets until the assets are substantially ready to be used, rented or sold.

As part of the obligations arising from the concession agreements, the Group provides construction or upgrade services. IFRIC 12 “Service Concession Arrangements” requires recognition of revenues and costs from the construction or upgrade services provided. The fair value of the construction or upgrade service is equal to the construction or upgrade costs plus a reasonable margin determined for each concession.

The intangible asset for infrastructure under each concession agreement is amortized over the contract term in accordance with an appropriate method reflecting the rate of consumption of the concession asset’s economic benefits as from the date the infrastructure is brought into service.

2 Basis of presentation and accounting policies (Cont.)

D          Intangible assets (Cont.)

(1)     Concession Assets(Cont.)

The concession fee paid to the grantor under the concession agreements is recognized depending on the terms defined in the concession agreement:

a)	Fixed concession fee is recognized at the beginning of the concession as it is reliably measurable, as a counterpart an intangible asset is recognized, this type of fee is independent from the revenue.
b)	Variable fees payables that are defined as a percentage over certain revenue streams are recognized on a monthly basis in the Consolidated Statement of Income.

Each operating company is responsible for obtaining the necessary guarantees for the commitments assumed in each concession. They are mostly covered by insurance that it is paid in advance and it is recorded in Other receivables, and is accrued over the life of the coverage.

Main commitments under each concession agreement are included in Note 26 b.

(2)      Goodwill

Goodwill represents the excess of the acquisition cost over the fair value of the Group’s share of net identifiable assets, liabilities and contingent liabilities acquired as part of business combinations determined by management. Goodwill impairment reviews are performed annually or more frequently if events or changes in circumstances indicate a potential impairment. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. Impairment losses on goodwill are not reversed. Goodwill, net of impairment losses, if any, is included on the Consolidated Statement of Financial Position under Intangible assets, net. For the purpose of impairment testing, goodwill acquired in a business combination is allocated to each cash-generating units (CGUs) of a subsidiary or group of subsidiaries that are expected to benefit from such business combination.

E      Property, plant and equipment

Property, plant and equipment is recognized at historical acquisition or construction cost less accumulated depreciation and impairment losses; historical cost includes expenses directly attributable to the acquisition of the items.

Major overhaul and rebuilding expenditures are capitalized as property, plant and equipment only when it is probable that future economic benefits associated with the item will flow to the group and the investment enhances the condition of assets beyond its original condition.

Depreciation is calculated using the straight-line method to allocate the cost of each asset to its residual value over the estimated useful life, as follows:

Buildings and improvements	25‑30	years
Plant and production equipment	3‑10	years
Vehicles, furniture and fixtures, and other equipment	4‑10	years

The residual values and useful lives of significant property, plant and equipment are reviewed and adjusted, if appropriate, at each year-end date.

Gain and losses on disposals are determined by comparing the proceeds with the carrying amount and are included in Other operating (expense) / income in the Consolidated Statement of Income.

2 Basis of presentation and accounting policies (Cont.)

F       Inventories

Inventories are stated at the lower of cost and net realizable value.

Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses. The cost of inventories is based on the weighted averaged principle and includes expenditure incurred in acquiring the inventories and bringing them to their existing location and condition.

If applicable, the Group establishes an allowance for obsolete or slow-moving inventory related to finished goods. For slow moving or obsolete finished products, an allowance is established based on management’s analysis of product aging.

G       Trade and other receivables

Trade and other receivables are initially recognized at the amount of consideration that is unconditional, unless they contain significant financing components when they are recognized at fair value. They are subsequently measured at amortized cost using the effective interest method, less loss allowance. See Note 3A(iii) for a description of the Group’s impairment policies.

H       Cash and cash equivalents

Cash and cash equivalents are comprised of cash in banks, mutual funds and short-term investments with an original maturity of three months or less at the date of purchase which are readily convertible to known amounts of cash.

In the Consolidated Statement of Financial Position, bank overdrafts are included in Borrowings in current liabilities. For the purposes of the Consolidated Statement of Cash Flows, cash and cash equivalents includes bank overdrafts.

I       Equity

(1)       Equity components

The Consolidated Statement of Changes in Equity includes:

-	The share capital, share premium, legal reserve, free distributable reserves and non-distributable reserves calculated in accordance with Luxembourg Law;
-	The treasury shares, currency translation adjustment, other reserves, retained earnings and non-controlling interest.

(2)      Share capital

Share capital is stated at nominal value. The Company had a share capital of 1,500 million shares having a nominal value of USD 1 per share as of December 31, 2017. Considering the reverse stock split and the initial public offering, share capital as of December 31, 2019 and 2018 was USD 160 million (USD 1 per share).

As of December 31, 2021 and 2020, share capital was USD 163 million (USD 1 per share) due to a capital increase made by the Company for the purpose of a share compensation plan, see Note 29.

All issued shares are fully paid.

Pursuant to Luxembourg regulations, contributions in kind made by shareholders must be at fair value and might be considered as Free Distributable Reserve.

2 Basis of presentation and accounting policies (Cont.)

I       Equity (Cont.)

(3)      Dividends distribution by the Company to shareholders

Dividends distributions are recorded in the Company’s financial statements as a provision when Company’s shareholders have the right to receive the payment, or when interim dividends are approved by the Board of Directors in accordance with the by-laws of the Company. Dividends may be paid by the Company to the extent that it has distributable retained earnings, calculated in accordance with Luxembourg law (see Note 26.c).

(4)      Other reserves

SCF’s airport business was historically conducted through a large number of entities as to which there was no single holding entity but which were separately owned by entities directly or indirectly controlled by SCF during all the periods presented. In order to facilitate the Company’s initial public offering, in 2016 SCF completed a reorganization (the “Reorganization”) whereby, each of the operating and holding entities under SCF´s common control, were ultimately contributed to the Company.

The reorganization was accounted for as a reorganization of entities under common control, using the predecessor cost method. The net effect was recorded in Equity under Other Reserves. Moreover, in 2016, and considering that the shares of America International Airports (“AIA”) were contributed to the Free Distributable Reserves of the Company at the fair value a significant negative amount was included in Other Reserves to reflect the reduction to the predecessor´s cost of the shares.

Other reserves also include the share-based payment reserve constituted in connection with the creation of a management share compensation program as explained in Note 29.

(5)      Non-controlling interest

The Group treats transactions with non-controlling interests that do not result in a loss of control as transactions with equity owners of the group. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognized in Other reserves within equity attributable to owners of the Company.

J       Borrowings

Borrowings are recognized initially at fair value, net of transaction costs incurred. Subsequently borrowings are measured at amortized cost.

Fees paid on the establishment of loan facilities are recognized as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the draw-down occurs. To the extent there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalized as a prepayment for liquidity services and amortized over the period of the facility to which it relates.

In the event of debt renegotiations, if the exchange of debt instruments between the financial creditor and the Group is concluded under substantially different conditions or entails a substantial modification of the conditions, considering both quantitative and qualitative factors, the existing financial liability is de-recognized as an extinguishment of the original liability and a new liability is recognized. Otherwise, the original liability should not be extinguished, but should be considered as a modification, adjusting its measurement in relation to the new terms and conditions.

2 Basis of presentation and accounting policies (Cont.)

K       Current and Deferred income tax

The tax expense for the year comprises current and deferred tax. Tax is recognized in the Consolidated Statement of Income, except for tax items recognized in the Consolidated Statement of Comprehensive Income.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the reporting date in the countries where the Group entities operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and considers whether it is probable that a taxation authority will accept an uncertain tax treatment. The Group measures its tax balances either based on the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.

Deferred income taxes recognized applying the liability method on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the Consolidated Financial Statements. The principal temporary differences arise from intangible assets adjusted for the effects of IAS 29 in the Argentinian subsidiaries, and the effect of valuation on fixed assets, inventories and provisions. Deferred tax assets are also recognized for net operating loss carry-forwards. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the time period when the asset is realized or the liability is settled, based on tax laws that have been enacted or substantively enacted at the reporting date.

Deferred tax assets are recognized to the extent it is probable that future taxable income will be available against which the temporary differences can be utilized.

Deferred tax liabilities and assets are not recognized for temporary differences between the carrying amount and tax bases of investments in foreign operations where the company is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not reverse in the foreseeable future.

At the end of each reporting period, CAAP reassesses unrecognized deferred tax assets. The Group recognizes a previously unrecognized deferred tax asset to the extent that it has become probable that future taxable income will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are offset where there is a legally enforceable right to offset current tax assets and liabilities and where the deferred tax balances relate to the same taxation authority. Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

L       Employee benefits

Compensation to employees in the event of dismissal is charged to income in the year in which it becomes payable.

Short-term obligations

Liabilities for wages and salaries, including non-monetary benefits and annual leave that are expected to be settled wholly within twelve months after the end of the period in which the employees render the related service are recognized in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as current in Salary payable in Other liabilities.

Long-term employee benefits

Some entities of the Group have long term employee benefits that are unfunded defined benefit plan in accordance with IAS 19 - “Employee Benefits”.

2 Basis of presentation and accounting policies (Cont.)

L       Employee benefits (Cont.)

Long-term employee benefits (Cont.)

The company calculates annually the provision for employee retirement cost based on actuarial calculations performed by independent professionals using the Projected Unit Credit Costs method. The present value of the defined benefit obligations at each year-end is calculated discounting estimated future cash outflows at an annual rate equivalent to the average rate of high quality corporate bonds, which are denominated in the same currency in which the benefits will be paid, and whose terms approximate the terms of the pension obligations.

The net interest cost is calculated by applying the discount rate to the net balance of the defined benefit obligation.

Service cost and interest cost are recognized in the Consolidated Statement of Income, with actuarial gains and losses arising from changes in actuarial assumptions are recognized in the Consolidated Statement of Comprehensive Income.

Actuarial assumptions include variables such as, in addition to the discount rate, death rate, age, sex, years of service, current and future level of salaries, turnover rates, among others.

Changes in the present value of the defined benefit obligation resulting from plan amendments or curtailments are recognized immediately in profit or loss as past service costs.

Share-based payments

Share-based compensation benefits are provided to employees via the Management Share Compensation Plan. Information related to this plan is set out in Note 29.

In the case the Company receives employees’ services as consideration for its own equity instruments the share-based payments transaction is considered equity-settled while if services are acquired by incurring a liability to transfer cash or other assets for those services based on the price of its own equity instruments the transaction is considered cash-settled.

The fair value of shares granted to employees under the share compensation plan is recognized as an expense over the relevant service period considering specified performance targets to be met while the employee is rendering the service required, being the year to which the service relates and the vesting period of the shares. The fair value is measured at the grant date of the shares, using the Company’s share market price, and is recognized in equity in the share-based payment reserve in line Other Reserves. The number of shares expected to vest is estimated based on the non-market vesting conditions. The estimates are revised at the end of each reporting period, and adjustments are recognized in profit or loss and the share-based payment reserve.

Where shares are forfeited due to a failure by the employee to satisfy the service or performance conditions, any expenses previously recognized in relation to such shares are reversed effective from the date of the forfeiture.

The shares under the plan are held as treasury shares until they are delivered to employees.

2 Basis of presentation and accounting policies (Cont.)

M       Provisions

Provisions for legal claims and other charges are recognized when: the Group has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources will be required to settle the obligation and; the amount has been reliably estimated.

Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognized even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to passage of time is recognized as interest expense.

The concession agreements in the different jurisdictions include certain commitments to be complied by each company. These commitments can be grouped in two categories:

●	Works that can be classified as standard maintenance of the infrastructure, which are expensed as incurred.
●	Major scheduled maintenance and refurbishments of the infrastructure in the future.

Since IFRIC 12 does not recognize infrastructure as property, plant and equipment, rather as a right to charge customers for the use of the infrastructure, major refurbishments and renewals to be performed in future years to maintain or restore the infrastructure asset to its level of functionality, operation and safety should be recognized in accordance with IAS 37 - Provisions, Contingent Liabilities and Assets (unless the grantor agrees to reimburse the operator). Provision is recorded at the best estimate of the amount of the expenditure expected to be incurred to perform the major overhaul or restoration work, discounted using a rate that reflects time value of money and risks involved.

N       Trade payables

Trade payables are initially recognized at fair value, generally the nominal invoice amount and are subsequently measured at amortized cost using the effective interest method.

O       Concession fee payable

Each concession agreement determines different types of concession fees to be paid to the corresponding regulatory authority. Fees could be fixed or variable. Some concession agreements establish both a minimum fixed payment, and an additional variable amount if certain conditions are met (such as a minimum number of passengers, among others).

For those concession agreements that require payment of a fixed amount, the Company recognized the obligation at present value. The increase in the provision due to the passage of time is recognized in financial results. The variable concession fees paid to the grantor derived from the concession agreements are recognized as cost of the period. The fixed concession fee payable is capitalized at the inception of the agreement as concession assets- intangible asset.

2 Basis of presentation and accounting policies (Cont.)

P       Leases / Sub-concession of spaces

The Group as a lessee

The Group acts as a lessee renting various offices, equipment and cars.

Contracts may contain both lease and non-lease components. The Group allocates the consideration in the contract to the lease and non-lease components based on their relative stand-alone prices.

Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the group. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

-	fixed payments (including in-substance fixed payments), less any lease incentives receivable,
-	variable lease payment that are based on an index or a rate,
-	amounts expected to be payable by the lessee under residual value guarantees,
-	the exercise price of a purchase option if the lessee is reasonably certain to exercise that option, and
-	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.

Lease payments to be made under reasonably certain extension options are also included in the measurement of the liability.

The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the lessee’s incremental borrowing rate is used, being the rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.

If a readily observable amortizing loan rate is available to the individual lessee (through recent financing or market data) which has a similar payment profile to the lease, then the group entities use that rate as a starting point to determine the incremental borrowing rate.

The Group is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use asset.

Right-of-use assets are measured at cost comprising the following:

- the amount of the initial measurement of lease liability,

- any lease payments made at or before the commencement date less any lease incentives received,

- any initial direct costs, and

- restoration costs.

Payments associated with short-term leases, leases of low-value assets and variable leases that do not depend on an index or rate are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less.

The Group as a lessor

The Group acts as a lessor regarding leases and sub-concession of spaces with third parties at its airports facilities.

2 Basis of presentation and accounting policies (Cont.)

P       Leases / Sub-concession of spaces (Cont.)

The Group as a lessor (Cont.)

As a lessor the Group classifies its leases as either operating or finance leases. A lease is classified as a finance lease if it transfers substantially all the risks and rewards incidental to ownership of the underlying asset, and classified as an operating lease if it does not.

Lease income from operating leases where the Group is a lessor is recognized in income on a straight-line basis over the lease term. The respective leased assets are included in the balance sheet based on their nature.

Q       Revenue recognition

Group revenue arises mainly from airports operations and includes:

Aeronautical revenues

These revenues are those generally regulated under each airport’s concession agreement. They consist of passengers’ departure fees, landing, parking and other fees paid by the airlines.

Non-aeronautical revenues

- Commercial revenues: those are typically not regulated under the applicable concession agreement. Commercial revenues are leases and/or rent fees from retail (including duty free), food and beverage, services and car rental companies, advertising and car parking, fueling charges and cargo fees, among others.

- Construction service revenues: IFRIC 12 requires to recognize revenues and costs from the construction or upgrade services provided. Construction service revenue equals the construction or upgrade costs plus a reasonable margin.

Under the terms of IFRIC 12 “Service Concession Arrangements”, a concession operator may have a twofold activity:

- a construction activity in respect of its obligations to design, build and finance a new asset that it delivers to the grantor;

- an operating and maintenance activity in respect of concession assets.

Revenue is recognized when a customer obtains control of a good or service and thus has the ability to direct the use and obtain the benefits from the good or service. Revenue is recognized either over time or at a point in time, when (or as) the Group satisfies performance obligations by transferring the promised services or goods to its customers.

Revenue from aeronautical services, derived from the use of airports facilities by aircrafts and passengers, is recognized over time as the services are provided. The Group considers that it has completed its performance obligations when the services (for instance passenger fee rate, landing rates, platform use fees, among others) are rendered to its customers. The Group does not defer collection terms in excess of the normal market terms, so there is no need to distinguish between a commercial component and a revenue interest component.

Revenue from non-aeronautical activities such as commercial revenue (excluding sale of goods, leases and sub-concession of spaces) and construction services are recognized over time. The Group considers that it has completed its performance obligations when the services (such as warehouse use fees, parking facilities and VIP lounges) are rendered to its customers or construction costs are incurred.

2 Basis of presentation and accounting policies (Cont.)

Q       Revenue recognition (Cont.)

Non-aeronautical revenues (Cont.)

Revenue from sale of goods, mainly fueling, is recognized at a point in time when control of the goods is transferred to the customer and the customer obtains the benefits from the goods. The Group considers that it has completed its performance obligations when the goods are supplied to its customers.

The Group recognizes contract liabilities for consideration received in respect of unsatisfied performance obligations and reports these amounts as Other liabilities in the Consolidated Statement of Financial Position. Similarly, if the Group satisfies a performance obligation before it receives the consideration, the Group recognizes either a contract asset or a receivable in its Consolidated Statement of Financial Position, depending on whether something other than the passage of time is required before the consideration is due.

Revenue is shown net of value-added tax and discounts. Intercompany balances with subsidiaries have been eliminated in consolidation.

R       Cost of services and other expenses

Cost of services and other expenses are accrued and recognized in the Consolidated Statement of Income.

Construction service cost: IFRIC 12 requires to recognize revenues and costs from the construction or upgrade services provided. Construction service revenue equals the construction or upgrade costs plus a reasonable margin.

Commissions, freight and other selling expenses, including services and fees, office expenses and maintenance, are recorded in Selling, general and administrative expenses in the Consolidated Statement of Income.

S       Government grants

Government grants are recognized at their fair value where there is a reasonable assurance that the grant will be received and the Group will comply with all attached conditions.

Government grants relating to costs are deferred and recognized in profit or loss over the period necessary to match them with the costs that they are intended to compensate.

A government grant that becomes receivable as a compensation for expenses or losses already incurred, or for the purpose of giving immediate support to the Group, with no future related costs, shall be recognized in profit or loss of the period in which it becomes receivable.

Grants related to income are presented as part of profit or loss, either separately or under a general heading such as Other operating income; alternatively, they are deducted from the related expense.

Grants related to assets, including non-monetary grants at fair value, are presented in the Consolidated Statement of Financial Position, either by setting up the grant as deferred income or by deducting the grant in arriving at the carrying amount of the asset.

2 Basis of presentation and accounting policies (Cont.)

T       Financial instruments

Non derivative financial instruments comprise investments in debt instruments, corporate bonds, time deposits, trade and other receivables, cash and cash equivalents, borrowings, and trade and other payables.

The Group classifies its financial assets in the following measurement categories:

(i)

Amortized cost: Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. Interest income from these financial assets is included in financial income using the effective interest rate method. Any gain or loss arising on derecognition is recognized directly in profit or loss and presented in other gains/(losses) together with foreign exchange gains and losses. Impairment losses are presented as separate line item in the Consolidated Statement Income.

(ii)

Fair value through other comprehensive income (“FVOCI”): Assets that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest, are measured at FVOCI. Movements in the carrying amount are taken through OCI, except for the recognition of impairment gains or losses, interest revenue and foreign exchange gains and losses which are recognized in profit or loss. When the financial asset is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to profit or loss and recognized in other gains/(losses). Interest income from these financial assets is included in finance income using the effective interest rate method. Foreign exchange gains and losses are presented in other gains/(losses) and impairment expenses are presented as separate line item in the Consolidated Statement of Income.

(iii)

Fair value through profit or loss (“FVPL”): Assets that do not meet the criteria for amortized cost or FVOCI are measured at FVPL. A gain or loss on a debt investment that is subsequently measured at FVPL is recognized in profit or loss and presented net within other gains/(losses) in the period in which it arises.

The classification depends on the Company’s business model for managing the financial assets and the contractual terms of the cash flows.

The Group assesses on a forward-looking basis the expected credit losses associated with its debt instruments carried at amortized cost and FVOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

U       Derivative financial instruments

Derivatives are initially recognized at fair value on the date a derivative contract is entered into, and they are subsequently remeasured to their fair value at the end of each reporting period. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument and, if so, the nature of the item being hedged.

Changes in the fair value of any derivative instrument that does not qualify for hedge accounting are recognized immediately in profit or loss and are included in Financial income or Financial loss line.

Derivatives are classified as ‘held for trading’ for accounting purposes and are accounted for at fair value through profit or loss. They are presented as current assets or liabilities to the extent they are expected to be settled within 12 months after the end of the reporting period.

Derivative financial instruments are classified within Level 2 of the fair value hierarchy.

2 Basis of presentation and accounting policies (Cont.)

V       Segment information

Operating segments are reported in a manner consistent with the internal reporting provided to the Chief Operating Decision Maker (“CODM”), which is the Group´s Board of Directors. The CODM is responsible for allocating resources and assessing performance of the operating segments. The operating segments are described in Note 4.

For management purposes, the Company analyzes its business based on strategic business units providing airport and non-airport services to clients in the different countries where business units are located. Assets, liabilities and results from holding companies are included as Unallocated.

W       Application of IAS 29 in financial reporting of Argentine subsidiaries and associates

IAS 29 “Financial Reporting in Hyperinflationary Economies” requires that the financial statements of entities whose functional currency is that of a hyperinflationary economy to be adjusted for the effects of changes in a suitable general price index and to be expressed in terms of the current unit of measurement at the closing date of the reporting period, regardless of whether they are based on the historical cost method or the current cost method. Accordingly, the inflation produced from the date of acquisition or from the revaluation date, as applicable, must be computed in the non-monetary items.

In order to conclude whether an economy is categorized as hyperinflationary in the terms of IAS 29, the standard details a series of factors to be considered, including the existence of a cumulative inflation rate in three years that approximates or exceeds 100%. Considering that the inflation in Argentina has exceeded the 100% three-year cumulative inflation rate in July 2018, and that the rest of the indicators do not contradict the conclusion that Argentina should be considered a hyperinflationary economy for accounting purposes, the Group understands that there is sufficient evidence to conclude that Argentina is a hyperinflationary economy under the terms of IAS 29 as from July 1, 2018, and, accordingly, it has applied IAS 29 as from that date in the financial reporting of its subsidiaries and associates with the Argentine peso as functional currency.

The inflation adjustment was calculated by means of conversion factor derived from the Argentine price indexes published by the National Institute of Statistics (“INDEC”).

The Government Board of the Argentine Federation of Professional Councils of Economic Sciences (FACPCE) issued Resolution JG 539/18, which prescribes the indices to be used by entities with a functional currency of the Argentine peso for the application of the restatement procedures. These indices are largely based on the Wholesale Price Index for periods up to December 31, 2016 and the Retail Price Index thereafter.

The price index as of December 31, 2021 was 582.46 (385.88 and 283.44 as of December 31, 2020 and 2019 respectively) and the conversion factor derived from the indexes for the year ended December 31, 2021, was 1.51 (1.36 and 1.54 as of December 31, 2020 and 2019 respectively).

2 Basis of presentation and accounting policies (Cont.)

W       Application of IAS 29 in financial reporting of Argentine subsidiaries and associates (Cont.)

The main procedures for the above-mentioned adjustment are as follows:

●	Monetary assets and liabilities which are carried at current amounts at the balance sheet date are not restated because they are already expressed in terms of the monetary unit current at the balance sheet date.
●	Non-monetary assets and liabilities which are not carried at current amounts at the balance sheet date, and components of shareholders’ equity are adjusted by applying the relevant conversion factors at the date of the transactions.
●	All items in the statement of income are restated by applying the relevant conversion factors.
●	The effect of inflation on the Company’s net monetary position is included in Inflation adjustment in the Consolidated Statement of Income. Exchange rate gains and losses derived from the net monetary position are presented in real (inflation-adjusted) terms.
●	The ongoing application of the re-translation of comparative amounts to closing exchanges rates under IAS 21 and the hyperinflation adjustments required by IAS 29 will lead to a difference in addition to the difference arising on the adoption of hyperinflation accounting. This is because the rate at which the hyper-inflationary currency depreciates against a stable currency is rarely equal to the rate of inflation. The inflation adjustment and the translation of the current period is included in Other comprehensive (loss) / income for the year line.

X       Critical accounting estimates and judgments

Critical accounting estimates are those that require management to make significant judgments and estimates about matters that are inherently uncertain. Management bases its estimates on historical experience and other assumptions that it believes are reasonable. Actual results could differ from estimates used in employing the critical accounting policies and these could have a material impact on the Group’s results of operations.

The Group’s critical accounting estimates are discussed below.

(a)	Impairment testing

At the date of each statement of financial position, the Group reviews the carrying amounts of its property, plant and equipment, investment in associates and intangible assets with finite useful lives to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent, if any, of the impairment loss. Assets that have an indefinite useful life or assets not ready to use are not subject to amortization and are tested annually for impairment.

As mentioned in Note 12, the Company performed impairment tests based on cash flow projections covering the remaining concessions periods (value in use), based on certain assumptions that required management judgment combined with historical information such as number of passengers, fees, future operating expenses and discount rate. During 2020 and 2021, the cash flow projections were updated more regularly (quarterly) and several scenarios were considered due to a significant degree of uncertainty in the estimate and a wider range of possible cash flows projections after the impact of COVID-19. An impairment loss, if applicable, is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are largely independent cash inflows (cash-generating units or CGUs). Prior impairments of non-financial assets (other than goodwill) are reviewed for possible reversal at each reporting date. A previously recognized impairment loss of non-financial assets (other than goodwill) is reversed if, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the reversal of the previously recognized impairment loss is recognized in the Consolidated Statement of Income.

2 Basis of presentation and accounting policies (Cont.)

X       Critical accounting estimates and judgments (Cont.)

(b)	Income taxes

The Group is subject to income taxes in numerous jurisdictions. Significant judgment is required in determining the worldwide provision for income taxes. There are many transactions and calculations for which the ultimate tax determination is uncertain. The Group recognizes liabilities for anticipated tax audit issues based on estimates of whether additional taxes will be due. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the current and deferred income tax assets and liabilities in the period in which such determination is made.

Deferred tax is recognized, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the Consolidated Financial Statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred tax assets are reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable income will be available to allow all or part of the asset to be settled. Deferred tax assets and liabilities are not discounted. In assessing the recoverability of deferred tax assets, management considers whether it is probable that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment, taking into account the impact of the COVID-19 pandemic in the projections.

(c)	Concession - application of IFRIC 12

The Group has carried out a comprehensive implementation of the standards applicable to the accounting treatment of their concession and has determined that, among others, IFRIC 12 is applicable. The Group treats their investments related to improvements and upgrades to be performed in connection with the concession obligation under the intangible asset model established by IFRIC 12, as all investments required by the concession obligation, regardless of their nature, directly increase the maximum tariff per traffic unit. Accordingly, all amounts invested under the concession obligation have a direct correlation to the amount of fees the Group will be able to charge each passenger or cargo service provider, and thus, a direct correlation to the amount of revenues the Group will be able to generate. As a result, the Group defines all expenditures associated with investments required by the concession obligation as revenue generating activities given that they ultimately provide future benefits, whereby subsequent improvements and upgrades made to the concession are recognized as intangible assets based on the principles of IFRIC 12. Additionally, compliance with the committed investments per the Master Development Programs is mandatory, as well as the fulfillment of the maximum tariff and therefore, in case of a failure to meet any one of these obligations, the Group could be subject to sanctions and the concessions could be revoked.